UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

1735 Market Street
Suite 3930
Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
Academy Core Equity Fund
March 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.00%
	Aerospace & Defense - 2.04%
258	L-3 Communications Holdings, Inc.	$28,210
	Biotechnology - 1.91%
354	Genzyme Corp. (a)	26,387
	Commercial Banks - 5.71%
1,562	Bank of America Corp.	59,215
730	Wachovia Corp.	19,710
		78,925
	Computers & Peripherals - 3.50%
3,376	EMC Corp. (a)	48,412
	Diversified Financial Services - 1.37%
1,603	CIT Group, Inc.	18,995
	Diversified Telecommunication Services - 3.32%
1,260	Verizon Communications, Inc.	45,927
	Energy Equipment & Services - 1.99%
816	Nabors Industries Ltd. (a)	27,556
	Food & Staples Retailing - 10.85%
3,706	CVS Caremark Corp.	150,130
	Health Care Equipment & Supplies - 5.65%
924	Medtronic, Inc.	44,694
429	Zimmer Holdings, Inc. (a)	33,402
		78,096
	Health Care Providers & Services - 4.09%
798	Aetna, Inc.	33,588
507	Quest Diagnostics, Inc.	22,952
		56,540
	Industrial Conglomerates - 9.01%
3,369	General Electric Co.	124,687
	Insurance - 6.51%
583	The Allstate Corp.	28,019
818	Hartford Financial Services Group, Inc.	61,980
		89,999
	Internet Software & Services - 2.69%
1,285	Yahoo!, Inc. (a)	37,175
	IT Services - 0.68%
221	Automatic Data Processing, Inc.	9,368
	Machinery - 0.81%
251	Ingersoll-Rand Company Ltd.	11,190
	Metals & Mining - 3.56%
727	Nucor Corp.	49,247
	Multiline Retail - 4.15%
1,133	Target Corp.	57,420
	Multi-Utilities - 3.55%
2,752	Duke Energy Corp.	49,123
	Oil, Gas & Consumable Fuels - 11.10%
1,447	ConocoPhillips	110,276
600	Marathon Oil Corp.	27,360
258	XTO Energy, Inc.	15,960
		153,596
	Real Estate Investment Trusts - 2.80%
658	ProLogis	38,730
	Semiconductor & Semiconductor Equipment - 2.84%
1,389	Texas Instruments, Inc.	39,267
	Software - 5.61%
852	Microsoft Corp.	24,180
2,729	Oracle Corp. (a)	53,379
		77,559
	Specialty Retail - 4.26%
2,568	Lowe's Companies, Inc.	58,910
	TOTAL COMMON STOCKS (Cost $1,365,733)	$1,355,449
Principal
Amount
	SHORT TERM INVESTMENTS - 23.13%
	Investment Companies - 23.13%
319,961	Fidelity Institutional Government Portfolio	$319,961
	TOTAL SHORT TERM INVESTMENTS (Cost $319,960)	$319,961

	Total Investments (Cost $1,685,693) - 121.13%	$1,675,410
	Liabilities in Excess of Other Assets - (21.13)%	(292,287)
	TOTAL NET ASSETS - 100.00%	$1,383,123

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows:[1]

Cost of investments	$ 1,685,693

Gross unrealized appreciation	27,815
Gross unrealized depreciation	(38,098)
Net unrealized appreciation	$ (10,283)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value.  The inputs of methology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Invesments in Securities	$ 1,675,410	$ –	$ –	$ 1,675,410

Other Financial Instruments*	$ –	$ –	$ –	$ –

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation /
depreciation on the instrument.

Schedule of Investments
Academy Select Opportunities Fund
March 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 41.10%
	Communications Equipment - 0.66%
2,000	China GrenTech Corporation Ltd. - ADR (a)	$10,240
	Diversified Financial Services - 2.94%
3,854	CIT Group, Inc.	45,670
	Energy Equipment & Services - 13.29%
939	Bronco Drilling Co., Inc. (a)	15,127
1,000	Exterran Holdings Inc. (a)	64,540
4,005	Pioneer Drilling Co. (a)	63,800
4,000	TETRA Technologies, Inc. (a)	63,360
		206,827
	Machinary - 6.86%
1,956	American Science & Engineering, Inc.	106,739
	Real Estate - 7.19%
3,000	Tejon Ranch Co. (a)	111,960
	Semiconductor & Semiconductor Equipment - 6.11%
14,500	ANADIGICS, Inc. (a)	95,120
	Specialty Retail - 4.05%
10,746	Borders Group, Inc.	63,079
	TOTAL COMMON STOCKS (Cost $720,826)	$639,635
Principal
Amount
	SHORT TERM INVESTMENTS - 59.01%
	Investment Companies - 59.01%
918,430	Fidelity Institutional Government Portfolio	$918,430
	TOTAL SHORT TERM INVESTMENTS (Cost $918,430)	$918,430

	Total Investments (Cost $1,639,256) - 100.11%	$1,558,065
	Liabilities in Excess of Other Assets - (0.11)%	(1,725)
	TOTAL NET ASSETS - 100.00%	$1,556,340

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Non Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows:[1]

Cost of investments	$ 1,639,256

Gross unrealized appreciation	18,709
Gross unrealized depreciation	(99,900)
Net unrealized appreciation	$ (81,191)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value.  The inputs of methology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Invesments in Securities	$ 1,547,825	$ 10,240	$ –	$ 1,558,065

Other Financial Instruments*	$ –	$ –	$ –	$ –

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation /
depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)                      /s/ David Jacovini
David Jacovini, President

Date        5/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ David Jacovini
David Jacovini, President

Date        5/28/2008

By (Signature and Title)*                   /s/ David Jacovini
David Jacovini, Treasurer

Date        5/28/2008
* Print the name and title of each signing officer under his or her signature.